Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2017	2016
Laboratory equipment	$510	$484
Computer software and equipment	181	185
Office furniture and equipment	201	201
Leasehold improvements	915	920

	1,807	1,790
Less: Accumulated depreciation and amortization	(643)	(290)

	$1,164	$1,500